DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2019 shares
DOCUMENT AND ENTITY INFORMATION
Entity Registrant Name	TORM plc
Entity Central Index Key	0001655891
Trading Symbol	trmd
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Current Fiscal Year End Date	--12-31
Document Annual Report	true
Entity Interactive Data Current	Yes
Entity Voluntary Filers	Yes
Document Transition Report	false
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	0
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Shell Company Report	false